Fair Value of Financial Instruments - Estimated Fair Value of Financial Instruments (Detail) - USD ($)	Dec. 31, 2015	Mar. 19, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Cash and cash equivalents	$ 59,344,000		$ 20,479,000	$ 11,054,000
Time deposits with banks	4,410,000		5,880,000
Securities available for sale	65,944,000		0
Securities held to maturity			75,473,000
Securities	0	$ 69,700,000	75,469,000
Loans held for sale	790,000		2,012,000
Loans	326,266,000		108,666,000
Federal Home Loan Bank stock	1,597,000		180,000
Accrued interest receivable	1,048,000		613,000
Financial liabilities:
Deposits	399,111,000		163,924,000
FHLB Advances	27,500,000		0
Fair Value [Member] | Level 1 [Member]
Financial assets:
Cash and cash equivalents	59,344,000		20,479,000
Time deposits with banks	4,410,000		5,880,000
Fair Value [Member] | Level 2 [Member]
Financial assets:
Securities available for sale	65,944,000
Securities			75,469,000
Fair Value [Member] | Level 3 [Member]
Financial assets:
Loans held for sale	806,000		2,028,000
Loans	330,801,000		113,807,000
Federal Home Loan Bank stock	1,597,000		180,000
Accrued interest receivable	1,048,000		613,000
Financial liabilities:
Deposits	399,000,000		163,882,000
FHLB Advances	27,487,000
Off-balance-sheet financial instruments	0		0
Carrying Amount [Member] | Level 1 [Member]
Financial assets:
Cash and cash equivalents	59,344,000		20,479,000
Time deposits with banks	4,410,000		5,880,000
Carrying Amount [Member] | Level 2 [Member]
Financial assets:
Securities available for sale	65,944,000
Securities held to maturity			75,473,000
Carrying Amount [Member] | Level 3 [Member]
Financial assets:
Loans held for sale	790,000		2,012,000
Loans	326,266,000		108,666,000
Federal Home Loan Bank stock	1,597,000		180,000
Accrued interest receivable	1,048,000		613,000
Financial liabilities:
Deposits	399,111,000		163,924,000
FHLB Advances	27,500,000
Off-balance-sheet financial instruments	$ 0		$ 0